    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 14, 1998

                                                              FILE NOS. 33-
                                                                        811-
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                 -------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

                          Pre-Effective Amendment No.                        / /

                          Post-Effective Amendment No.                       / /

                                      and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /X/
                                 Amendment No.                               / /
                                 --------------

                    VALUE LINE HEDGED OPPORTUNITY FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                220 East 42nd Street
                                 New York, New York
                           (ADDRESS OF PRINCIPAL EXECUTIVE        10017-5891
                                      OFFICES)                    (ZIP CODE)

       Registrant's Telephone Number, including Area Code: (212) 907-1500

                                 --------------

                               David T. Henigson
                                Value Line, Inc.
                              220 East 42nd Street
                         New York, New York 10017-5891
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 --------------

                                    Copy to:
                              Peter D. Lowenstein
                         Two Greenwich Plaza, Suite 100
                              Greenwich, CT 06830

                                 --------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

As soon as practicable after the effective date of this registration statement.

                                 --------------

Title of Securities Being Registered.........  Shares of Common Stock, $.01 par value

    THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    VALUE LINE HEDGED OPPORTUNITY FUND, INC.
                                   FORM N-1A
                             CROSS REFERENCE SHEET
                           (AS REQUIRED BY RULE 495)

N-1A ITEM NO.                                                                         LOCATION
----------------                                                   -----------------------------------------------
PART A (PROSPECTUS)
    Item  1.      Cover Page.....................................  Cover Page
    Item  2.      Synopsis.......................................  Summary of Fund Expenses
    Item  3.      Condensed Financial Information................  Summary of Fund Expenses
    Item  4.      General Description of Registrant..............  Cover Page; Investment Objective and Policies;
                                                                     Investment Restrictions; Additional
                                                                     Information
    Item  5.      Management of the Fund.........................  Summary of Fund Expenses; Management of the
                                                                     Fund; Additional Information
    Item  6.      Capital Stock and Other Securities.............  Dividends, Distributions and Taxes; Additional
                                                                     Information
    Item  7.      Purchase of Securities Being Offered...........  How to Buy Shares; Calculation of Net Asset
                                                                     Value; Investor Services
    Item  8.      Redemption or Repurchase.......................  How to Redeem Shares
    Item  9.      Pending Legal Proceedings......................  Not Applicable

PART B (STATEMENT OF ADDITIONAL INFORMATION)
    Item 10.      Cover Page.....................................  Cover Page
    Item 11.      Table of Contents..............................  Table of Contents
    Item 12.      General Information and History................  Additional Information (Part A)
    Item 13.      Investment Objective and Policies..............  Investment Objective and Policies; Investment
                                                                     Restrictions
    Item 14.      Management of the Fund.........................  Directors and Officers
    Item 15.      Control Persons and Principal Holders of
                    Securities...................................  Management of the Fund (Part A); Directors and
                                                                     Officers
    Item 16.      Investment Advisory and Other Services.........  Management of the Fund (Part A); The Adviser
    Item 17.      Brokerage Allocation...........................  Management of the Fund (Part A); Brokerage
                                                                     Arrangements
    Item 18.      Capital Stock and Other Securities.............  Additional Information (Part A)
    Item 19.      Purchase, Redemption and Pricing of Securities
                    Being Offered................................  How to Buy Shares; How to Redeem Shares;
                                                                     Calculation of Net Asset Value (Part A)
    Item 20.      Tax Status.....................................  Taxes
    Item 21.      Underwriters...................................  Not Applicable
    Item 22.      Calculation of Performance Data................  Performance Information (Part A); Performance
                                                                     Data
    Item 23.      Financial Statements...........................  Financial Statements

PART C

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

VALUE LINE
HEDGED OPPORTUNITY                      PROSPECTUS
FUND, INC.                                , 1998

220 East 42nd Street, New York, New York 10017-5891
1-800-223-0818 or 1-800-243-2729
www.valueline.com

             Value Line Hedged Opportunity Fund, Inc. (the "Fund") is a no-load, open-end investment company whose investment objective is capital appreciation utilizing an aggressive investment strategy that will employ leverage. It will seek to hedge exposure of its portfolio securities to broad stock market movements through the use of options, futures contracts and short sales in order to achieve a market neutral position.

             The Fund's investment adviser is Value Line, Inc. (the
             "Adviser").

             Shares of the Fund are offered at net asset value.
             There are no sales charges or redemption fees.

    FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

    This Prospectus sets forth concise information about the Fund that a prospective investor ought to know before investing. This Prospectus should be retained for future reference. Additional information about the Fund is contained in a Statement of Additional Information, dated
                , 1998, which may be obtained at no charge by writing or telephoning the Fund at the address or telephone numbers listed above. The Statement, which is incorporated into this Prospectus by reference, has been filed with the Securities and Exchange Commission and is available along with other related materials on the Commission's Internet Web site at http://www.sec.gov.

                                  DISTRIBUTOR
                          Value Line Securities, Inc.
                              220 East 42nd Street
                            New York, NY 10017-5891

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF FUND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES

  Sales Load on Purchases.........................  None
  Sales Load on Reinvested Dividends..............  None
  Deferred Sales Load.............................  None
  Redemption Fees.................................  None
  Exchange Fee....................................  None
ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE
 REIMBURSEMENTS(1)
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)

  Management Fees.................................    0%
  12b-1 Fees(2)...................................    0%
  Other Expenses..................................    0%
  Total Fund Operating Expenses (after expenses
   absorbed and fee waiver).......................    0%

EXAMPLE                                                                                          1 YEAR       3 YEARS
                                                                                               -----------  -----------

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period and no voluntary waiver of fees and
  expenses:..................................................................................   $            $

------------------------

(1) The Adviser has voluntarily agreed to bear all expenses for the fiscal year
    ending             , 1998. If the Adviser did not bear such expenses, the
    Fund's total operating expenses on an annualized basis would be    % of
    average net assets (Management Fees=.75%, 12b-1 Fees=.25% and estimated
    Other Expenses=.   %). The foregoing is based upon the annualized expenses
    for the period from commencement of operations to             , 1998, and is
    designed to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Because the Fund is a new fund and has not completed a full fiscal year, "Other Expenses" is based upon amounts estimated to be payable in the current fiscal year. ACTUAL EXPENSES IN THE FUTURE MAY BE GREATER OR LESS THAN THOSE SHOWN. See "Management of the Fund" and "Service and Distribution Plan."

(2) Because 12b-1 fees continue for the life of the investment, over time a long term investor may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of the Fund is capital appreciation utilizing an aggressive investment strategy that will employ leverage. It will seek to hedge exposure of its portfolio securities to broad stock market movements through the use of options, futures contracts and short sales in order to achieve a market neutral position. Under normal conditions, the Fund will invest not less than 80% of the market value of its total assets in common stocks or securities convertible into common stocks. This is a fundamental policy of the Fund which cannot be changed without shareholder approval. When the Adviser deems it appropriate in the light of economic or market conditions, a portion of the Fund's total assets may be held from time to time in cash, U.S. Government securities, or money-market instruments which are rated in the top two categories by a nationally recognized rating organization. There can be no assurance that the Fund will achieve its investment objective. There are risks in all investments, including any stock investment, and in all mutual funds that invest in stocks.

BASIC INVESTMENT STRATEGY

    The Fund seeks a total return greater than that of the three month U.S. Treasury Bill rate. The Fund seeks to achieve its objective by investing in a diversified portfolio of common stocks while simultaneously utilizing index futures, options on index futures and short sales to fully hedge its portfolio. For example, the Fund could hedge the market value of that portion of its portfolio which is held in stocks which form a part of Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") by selling S&P 500 Index Futures in an amount representing the same market value. Similarly, it could hedge the market value of other portions of its portfolio by selling options and index futures that the Adviser believes most closely match the characteristics for those securities. It could also sell specified securities short to hedge against declines in the market price of similar specific securities in the Fund's portfolio.

    Although the Fund's strategy is to be fully hedged, it does not seek to be perfectly hedged. Although, in theory, perfect hedging utilizing index futures absolutely protects against loss in market value, by definition it also limits returns to the three month Treasury Bill rate or the prevailing money market rate. Because it is the Fund's strategy to actively select stocks that the Adviser believes have the promise to outperform the stock market, its policy of fully hedging is designed to permit it to realize a greater return than the three month U.S. Treasury Bill rate while accepting a degree of risk of loss.

    In selecting securities for purchase or sale, the Adviser may rely on the Value Line Timeliness-TM- Ranking System or the Value Line Performance-TM-Ranking System, if a ranking is available for that particular stock. The Value Line Timeliness Ranking System has evolved after many years of research and has been used in substantially its present form since 1965. It is based upon historical prices and reported earnings, recent earnings and price momentum and the degree to which the last reported earnings deviated from estimated earnings. The Timeliness Rankings are published weekly in the Standard Edition of The Value Line Investment Survey for approximately 1,700 stocks. On a scale of 1 (highest) to 5 (lowest), the rankings compare the Adviser's estimate of the probable market performance of each stock during the coming twelve months relative to all 1,700 stocks under review. The rankings are updated weekly to reflect the most recent information.

    The Value Line Performance Ranking System for common stocks was introduced in 1995. It is a variation of the Value Line Small-Capitalization Ranking System which has been employed in managing the Value Line Small-Cap Growth Fund, Inc. since 1993 and was employed in managing pension client assets from 1981 to 1997. The Performance Ranking System evaluates the approximately 1,800 stocks in the Expanded Edition of The Value Line Investment Survey. This stock selection system relies on factors similar to those found in the Value Line Timeliness Ranking System. The Performance Ranks use a scale of 1 (highest) to 5 (lowest) to compare the Adviser's estimate of the probable market performance of each Expanded Edition stock during the coming twelve months relative to all 1,800 stocks under review in the Expanded Edition.

    Neither the Value Line Timeliness Ranking System nor the Value Line Performance Ranking System eliminates market risk, but the Adviser believes that they provide objective standards for determining whether the market is undervaluing or overvaluing a particular security. The utilization of these Rankings is no assurance that the Fund will perform more favorably than the market in general over any particular period.

LEVERAGE

    The Fund expects to employ significant "leverage" by borrowing funds to purchase or carry securities. Borrowing increases both investment opportunity and investment risk. Since substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from the borrowing is a fixed one, the asset value per share of the Fund will tend to increase more when the portfolio assets increase in value and decrease more when portfolio assets decrease in value than would otherwise be the case. This is the speculative factor known as leverage.

    The Fund will only borrow from banks, and only if the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If at any time the value of the Fund's assets should fail to meet the 300% coverage requirement, the Fund will, within three business days, reduce its borrowings to the extent necessary. To do so, or to meet maturing bank loans, the Fund might on occasion be required to dispose of portfolio securities when such disposition might not otherwise be desirable. This is a fundamental policy of the Fund which may not be changed without approval of a majority of its outstanding shares.

    Interest on money borrowed is an expense of the Fund which it would not otherwise incur, with the result that it may have little or no investment income during periods when its borrowings are substantial. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit.

OTHER INVESTMENT PRACTICES

    OPTIONS. The Fund may purchase put and call options on securities. A call or put option is a contract that gives the Fund, in return for a premium paid on purchase of the option, the right to buy from, or to sell to, the seller of the option the security underlying the option at a specified exercise price during the term of the option. The Fund also may sell covered call options on securities owned by the Fund.

    STOCK INDEX FUTURES CONTRACTS AND OPTIONS THEREON. The Fund may trade in stock index futures contracts and in options on such contracts. Such contracts will be entered into on exchanges designated by the Commodity Futures Trading Commission ("CFTC").

    The Fund's futures and options on futures transactions must constitute bona fide hedging or other risk management purposes pursuant to regulations promulgated by the CFTC provided that the Fund may hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions if the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the Fund's net assets (after taking into account unrealized profits and unrealized losses on any such positions) and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Upon entering into a futures contract, the Fund will be required to deposit with its custodian in a segregated account a specified amount of cash or securities.

    Hedging transactions involve certain risks including the risk of loss because of imperfect correlation between movements in the price of the stock index futures and movements in the price of the securities which are the subject of the hedge. The risk of imperfect correlation increases as the composition of the Fund's securities portfolio diverges from the securities included in the applicable stock index. In addition, the price of stock index futures may not correlate perfectly with the movement in the stock index due to certain market distortions. Increased participation by speculators in the futures market also may cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the stock index and movements in the price of stock index futures, a correct forecast of general market trends by the Adviser still may not result in a successful hedging transaction.

    SHORT SALES. The Fund may make short sales of securities. Short sales are transactions in which the Fund sells a security or other asset which it does not own in anticipation of a decline in the market value of the security or other asset. The Fund will realize a profit or incur a loss depending upon whether the price of the security sold short decreases or increases in value between the date of the short sale and the date on which the Fund must replace the borrowed security and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. When the Fund engages in short sales it must deposit in a segregated account an amount of cash or U.S. Government securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) the value of any cash or U.S. Government securities required to be deposited as collateral in connection with the short sale. In addition, while the short position remains open, the Fund must daily maintain the segregated account at such a level that (1) the amount deposited as collateral will equal the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited as collateral will not be less than the market value of the securities at the time they were sold short. Short sales are speculative investments and involve special risks and may also produce higher than normal portfolio turnover resulting in increased transaction costs to the Fund.

    The Fund may also make short sales against-the-box, in which it sells short securities it owns or has the right to obtain without payment of additional consideration. If the Fund enters into a short sale against-the-box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into those securities) and will be required to hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box. If the Fund engages in any short sales against-the-box, it will incur the risk that the security sold short will appreciate in value after the sale, with the result that the Fund will lose the benefit of any such appreciation.

    LENDING PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to broker-dealers or institutional investors if as a result thereof the aggregate value of all securities loaned does not exceed 33 1/3% of the total assets of the Fund. The loans will be made in conformity with applicable regulatory policies and will be 100% collateralized by cash, cash equivalents or U.S. Treasury bills on a daily basis in an amount equal to the market value of the securities loaned and interest earned. The Fund will retain the right to call, upon notice, the loaned securities and intends to call loaned voting securities in anticipation of any important or material matter to be voted on by shareholders. While there may be delays in recovery or even loss of rights in the collateral should the borrower fail financially, the loans will be made only to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration which can be earned from such loan justifies the risk. The Fund may pay reasonable custodian and administrative fees in connection with the loans.

    REPURCHASE AGREEMENTS. The Fund may invest temporary cash balances in repurchase agreements. A repurchase agreement involves a sale of securities to the Fund, with the concurrent agreement of the seller (a member bank of the Federal Reserve System or a securities dealer which the Adviser believes to be financially sound) to repurchase the securities at the same price plus an amount equal to an agreed-upon interest rate, within a specified time, usually less than one week, but, on occasion, at a later time. The Fund will make payment for such securities only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent for the Fund. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. The Board of Directors monitors the creditworthiness of parties with which the Fund enters into repurchase agreements.

    SMALL COMPANIES. The Fund may invest in securities issued by small companies (i.e. companies that have a market capitalization of less than $1 billion.) Such companies may offer greater opportunities for capital appreciation than larger companies, but investment in such companies may involve special risks. Such companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience difficulty in establishing or closing out positions in these securities at prevailing market prices.

    PORTFOLIO TURNOVER. It is expected that the Fund's annual portfolio turnover rate will exceed 100%. A rate of portfolio turnover of 100% would occur if all of the Fund's portfolio were replaced in a period of one year. To the extent that the Fund engages in short-term trading in attempting to achieve its objective, it may increase portfolio turnover and incur higher brokerage commissions and other expenses than might otherwise be the case. To the extent portfolio turnover results in the realization of net short-term capital gains, such gains ordinarily are taxed to shareholders at ordinary income tax rates.

RISK FACTORS

    Investors should be aware of the following:

    - There are risks in all investments, including any stock investment, and in all mutual funds. The Fund's net asset value will fluctuate to reflect the investment performance of the securities held by the Fund.

    - The value a shareholder receives upon redemption may be greater or less than the value of such shares when acquired.

    - The use of investment techniques such as borrowing funds, short selling, trading in stock index futures contracts and in options on such contracts, investing in repurchase agreements and lending portfolio securities involves costs and greater risk than does an investment in a fund that does not engage in these activities and certain of these techniques may result in losses to the Fund.

INVESTMENT RESTRICTIONS

    The Fund has adopted a number of investment restrictions which may not be changed without shareholder approval. These are set forth in the Statement of Additional Information.

MANAGEMENT OF THE FUND

    The management and affairs of the Fund are supervised by the Fund's Board of Directors. The Fund's officers conduct and supervise the daily business operations of the Fund. The Fund's investment decisions are made by an investment committee of employees of the Adviser. The Fund's Annual Report contains a discussion of the Fund's performance, which will be made available upon request and without charge.

    THE ADVISER. The Adviser was organized in 1982 and is the successor to substantially all of the operations of Arnold Bernhard & Co., Inc. ("AB&Co."). The Adviser was formed as part of a reorganization of AB&Co., a sole proprietorship formed in 1931 which became a New York corporation in 1946. AB&Co. currently owns approximately 81% of the outstanding shares of the Adviser's common stock. Jean Bernhard Buttner, Chairman, President and Chief Executive Officer of the Adviser, owns all of the voting stock of AB&Co. Substantially all of the non-voting stock is owned by or for the benefit of members of the Bernhard family. The Adviser currently acts as investment adviser to the other Value Line mutual funds and furnishes investment advisory services to private and institutional accounts with combined assets in excess of $5 billion. Value Line Securities, Inc., the Fund's distributor, is a subsidiary of the Adviser. Another subsidiary of the Adviser publishes The Value Line Investment Survey and other publications. The Adviser manages the Fund's investments, provides various administrative services and supervises the Fund's daily business affairs, subject to the authority of the Board of Directors. The Adviser is paid an advisory fee at an annual rate of 0.75% of the Fund's average daily net assets during the year. Although this fee is higher than that paid by other investment companies, it is not unusually high for investment companies with a similar investment objective. From time to time, the Adviser may voluntarily assume certain expenses of the Fund and waive its advisory fee. This will have the effect of lowering the overall expense ratio of the Fund. For more information about the Fund's management fees and expenses, see the "Summary of Fund Expenses" on page 2.

    BROKERAGE. The Fund pays a portion of its total brokerage commissions to Value Line Securities, Inc., which clears transactions for the Fund through unaffiliated broker-dealers.

CALCULATION OF NET ASSET VALUE

    The net asset value of the Fund's shares for purposes of both purchases and redemptions is determined once daily as of the scheduled close of regular trading on the New York Stock Exchange (generally 4:00 p.m., New York time) on each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is currently closed on New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is determined by dividing the total value of the investments and other assets of the Fund, less any liabilities, by the total outstanding shares. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors or persons acting at their direction may determine in good faith. Short-term investments that mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the

61st day prior to maturity, if their original term exceeds 60 days (unless the Directors determine that amortized cost value does not represent fair value, in which case fair value will be determined as described above).

HOW TO BUY SHARES

    PURCHASE BY CHECK. To buy shares, send a check made payable to "NFDS-Agent" and a completed and signed application form to Value Line Funds, c/o NFDS, P.O. Box 419729, Kansas City, MO 64141-6729. Third party checks will not be accepted for either initial or subsequent investments. For assistance in completing the application and for information on pre-authorized telephone purchases, call Value Line Securities at 1-800-223-0818 during New York business hours. Upon receipt of the completed and signed purchase application and a check, National Financial Data Services, Inc. ("NFDS"), the Fund's shareholder servicing agent, will buy full and fractional shares (to three decimal places) at the net asset value next computed after the funds are received and will confirm the investment to the investor. Subsequent investments may be made by attaching a check to the confirmation's "next payment" stub, by telephone or by federal funds wire. Investors may also buy shares through broker-dealers other than Value Line Securities. Such broker-dealers may charge investors a reasonable service fee. Neither Value Line Securities nor the Fund receives any part of such fees when charged (and which can be avoided by investing directly). If an order to purchase shares is cancelled due to nonpayment or because the purchaser's check does not clear, the purchaser will be responsible for any loss incurred by the Fund or Value Line Securities by reason of such cancellation. If the purchaser is a shareholder, Value Line Securities reserves the right to redeem sufficient shares from the shareholder's account to protect the Fund against loss. Minimum orders are $1,000 for an initial purchase and $100 for each subsequent purchase. The Fund may refuse any order for the purchase of shares. The Fund reserves the right to waive the initial and subsequent investment minimums at any time.

    WIRE PURCHASE -- $1,000 MINIMUM. An investor should call 1-800-243-2729 to obtain an account number. After receiving an account number, instruct your commercial bank to wire transfer "federal funds" via the Federal Reserve System as follows:

    State Street Bank and Trust Company, Boston, MA

    ABA # 011000028
    Attn: Mutual Fund Division
      DDA # 99049868
      Value Line Hedged Opportunity Fund
      A/C # ________________________

    Shareholder's name and account information
    Tax ID # ________________________

NOTE: A COMPLETED AND SIGNED APPLICATION MUST BE MAILED IMMEDIATELY AND RECEIVED BY NFDS BEFORE IT CAN HONOR ANY WITHDRAWAL OR EXCHANGE TRANSACTIONS.

    After your account has been opened, you may wire additional investments in the same manner.

    For an initial investment made by federal funds wire purchase, the wire must include a valid social security number or tax identification number. Investors purchasing shares in this manner will then have 30 days after purchase to provide the certification and signed account application. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn on only U.S. banks. Until receipt of the above, any distributions from the account will be subject to withholding at the rate of 31%.

    SUBSEQUENT TELEPHONE PURCHASES -- $250 MINIMUM. Upon completion of the telephone purchase authorization section of the account application, shareholders who own Fund shares with a current value of $500 or more may also purchase additional shares in amounts of $250 or more up to twice the value of their shares by calling 1-800-243-2729 between 9:00 a.m. and 4:00 p.m. New York time. Such orders will be priced at the closing net asset value on the day received and payment will be due within three business days. If payment is not received within the required time or a purchaser's check does not clear, the order is subject to cancellation and the purchaser will be responsible for any loss incurred by the Fund or Value Line Securities. Shares may not be purchased by telephone for a tax-sheltered retirement plan.

DIVIDENDS, DISTRIBUTIONS AND TAXES

    The Fund distributes net investment income and any net realized capital gains to shareholders at least annually. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Fund unless the shareholder has requested otherwise. Because the Fund intends to distribute all of its net investment income and capital gains to shareholders, it is not expected that the Fund will be required to pay any federal income taxes or excise tax. However, shareholders of the Fund normally will have to pay federal income taxes, and any applicable state or local taxes, on the dividends and capital gains distributions they receive from the Fund (whether or not reinvested in additional Fund shares). Shareholders will be informed annually of the amount and nature of the Fund's income and distributions.

    Shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.

PERFORMANCE INFORMATION

    The Fund may from time to time include information regarding its total return performance in advertisements or in information furnished to existing or prospective shareholders. When information regarding total return is furnished, it will be based upon changes in the Fund's net asset value, and will assume the reinvestment of all capital gains distributions and income dividends. It will take into account nonrecurring charges, if any, which the Fund may incur but will not take into account income taxes due on Fund distributions.

    Comparative performance information may be used from time to time in advertising the Fund's shares, including data from Lipper Analytical Services, Inc. and other industry or financial publications. The Fund may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. From time to time, articles about the Fund regarding its performance or ranking may appear in national publications such as Kiplinger's Personal Finance, Money Magazine, Financial World, Morningstar, Personal Investors, Forbes, Fortune, Business Week, Wall Street Journal, Investor's Business Daily, Donoghue, The Financial Times, The Economist, Worth, Smart Money, Mutual Fund Forecaster, U.S. News and World Report and Barron's. Some of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. Reference to or reprints of such articles may be used in the Fund's promotional literature.

    Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

HOW TO REDEEM SHARES

    Shares of the Fund may be redeemed at any time at their current net asset value next determined after NFDS receives a request in proper form. ALL REQUESTS FOR REDEMPTION SHOULD BE SENT TO NFDS, P.O. BOX 419729, KANSAS CITY, MO 64141-6729. The value of shares of the Fund on redemption may be more or less than the shareholder's cost, depending upon the market value of the Fund's assets at the time. A shareholder holding certificates for shares must surrender the certificates properly endorsed with signature guaranteed. A signature guarantee may be executed by any "eligible" guarantor. Eligible guarantors include domestic banks, savings associations, credit unions, member firms of a national securities exchange, and participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. A guarantee from a Notary Public is not an acceptable source. The signature on any request for redemption of shares not represented by certificates, or on any stock power in lieu thereof, must be similarly guaranteed. In each case the signature or signatures must correspond to the names in which the account is registered. Additional documentation may be required when shares are registered in the name of a corporation, agent or fiduciary. For further information, you should contact NFDS.

    The Fund does not impose a redemption charge, but shares redeemed through brokers or dealers may be subject to a service charge by such firms. A check for the redemption proceeds will be mailed within seven days following receipt of all required documents. However, payment may be postponed under unusual circumstances such as when normal trading is not taking place on the New York Stock Exchange. In addition, shares purchased by check may not be redeemed for up to 15 calendar days following the purchase date.

    If the Board of Directors determines that it is in the best interests of the Fund, the Fund may redeem, upon prior written notice, at net asset value all shareholder accounts which, due to redemptions, fall below $500 in net asset value. In such event, an investor will have 60 days to increase the shares in his account to the minimum level.

SERVICE AND DISTRIBUTION PLAN

    The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment at an annual rate of 0.25% of the Fund's average daily net assets of certain expenses incurred by Value Line Securities, Inc. (the "Distributor") in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders. Under the Plan, the Distributor may make payments to securities dealers, banks, financial institutions and other organizations which render distribution and administrative services with respect to the distribution of the Fund's shares. Such services may include, among other things, answering investor inquiries regarding the Fund; processing new shareholder account applications and redemption transactions; responding to shareholder inquiries; and such other services as the Fund may request to the extent permitted by applicable statute, rule or regulation. The Plan also provides that the Adviser may make such payments out of its advisory fee, its past profits or any other source available to it. The fees payable to the Distributor under the Plan are payable without regard to actual expenses incurred.

INVESTOR SERVICES

    VALU-MATIC.-REGISTERED TRADEMARK- The Fund offers a free service to its shareholders, Valu-Matic-Registered Trademark-, through which monthly investments of $25 or more may be made automatically into the shareholder's Fund account. The shareholder authorizes the Fund to debit the shareholder's bank account monthly for the purchase of Fund shares on or about the 3rd or 18th of each month. Further information regarding this service can be obtained from Value Line Securities by calling 1-800-223-0818.

    EXCHANGE OF SHARES. Shares of the Fund may be exchanged for shares of the other Value Line funds in any identically registered account on the basis of the respective net asset values next computed after receipt of the exchange order. No telephone exchanges can be made for less than $1,000. If shares of the Fund are being exchanged for shares of The Value Line Cash Fund, Inc. or The Value Line Tax Exempt Fund--Money Market Portfolio and the shares (including shares in accounts under the control of one investment advisor) have a value in excess of $500,000, then, at the discretion of the Adviser, the shares to be purchased will be purchased at the closing price on the third business day following the redemption of the shares being exchanged to allow the Fund to utilize normal securities settlement procedures in transferring the proceeds of the redemption.

    The exchange privilege may be exercised only if the shares to be acquired may be sold in the investor's State. Prospectuses for the other funds may be obtained from Value Line Securities by calling 1-800-223-0818. Each such exchange involves a redemption and a purchase for tax purposes.
Broker-dealers are not prohibited from charging a commission for handling the exchange of Fund shares. To avoid paying such a commission, send the request with signature guaranteed to NFDS. The Fund reserves the right to terminate the exchange privilege of any account making more than eight exchanges a year. (An exchange out of The Value Line Cash Fund, Inc. or The Value Line Tax Exempt Fund--Money Market Portfolio is not counted for this purpose.) The exchange privilege may be modified or terminated upon sixty days' notice to shareholders, and any of the Value Line funds may discontinue offering its shares generally or in any particular state without prior notice. To make an exchange, call 1-800-243-2729. Although it has not been a problem in the past, shareholders should be aware that a telephone exchange may be difficult during periods of major economic or market changes.

    SYSTEMATIC CASH WITHDRAWAL PLAN. A shareholder who has invested a minimum of $5,000 in the Fund, or whose shares have attained that value, may request a transfer of his shares to a Value Line Systematic Cash Withdrawal Account which NFDS will maintain in his name on the Fund's books. Under the Systematic Cash Withdrawal Plan ("the Plan"), the shareholder will request that NFDS, acting as his agent, redeem monthly or quarterly a sufficient number of shares to provide for payment to him, or someone he designates, of any specified dollar amount (minimum $25). All certificated shares must be placed on deposit under the Plan and dividends and capital gains distributions, if any, are automatically reinvested at net asset value. The Plan will automatically terminate when all shares in the account have been redeemed. The shareholder may at any time terminate the Plan, change the amount of the regular payment, or request liquidation of the balance of his account on written notice to NFDS. The Fund may terminate the Plan at any time on written notice to the shareholder.

    TAX-SHELTERED RETIREMENT PLANS. Shares of the Fund may be purchased for various types of retirement plans. For more complete information, contact Value Line Securities, Inc. at 1-800-223-0818 during New York business hours.

ADDITIONAL INFORMATION

    The Fund is an open-end, diversified management investment company incorporated in Maryland on January 2, 1998. The Fund has 50 million authorized shares of common stock, $.01 par value. Each share has one vote with fractional shares voting proportionately. Shares have no preemptive rights, are freely transferable, are entitled to dividends as declared by the Directors, and, if the Fund were liquidated, would receive the net assets of the Fund.

    INQUIRIES. All inquiries regarding the Fund should be directed to the Fund at the telephone numbers or address set forth on the cover page of this Prospectus. Inquiries from shareholders regarding their accounts and account balances should be directed to National Financial Data Services, Inc., servicing agent for State Street Bank and Trust Company, the Fund's transfer agent, 1-800-243-2729. Shareholders should note they may be required to pay a fee for special requests such as historical transcripts of an account. Our Info-Line provides the latest account information 24 hours a day, every day, and is available to shareholders with pushbutton phones. The Info-Line toll-free number is 1-800-243-2739.

    WITHHOLDING. Mutual funds are required to withhold 31% for federal income tax purposes of dividends, distributions of capital gains and redemption proceeds from accounts without a valid social security or tax identification number. You must provide this information when you complete the Fund's application and certify that you are not currently subject to federal backup withholding. The Fund reserves the right to close, by redemption, accounts for which the holder fails to provide a valid social security or tax identification number.

    SHAREHOLDER MEETINGS. The Fund does not intend to hold routine annual meetings of shareholders. However, special meetings of shareholders will be held as required by law, for purposes such as changing fundamental policies or approving an advisory agreement. Shareholders of record of not less than a majority of the outstanding shares of the Fund may remove a Director by votes cast in person or by proxy at a meeting called for that purpose. The Directors are required to call a meeting of shareholders for the purpose of voting upon the question of the removal of any Director when so requested by the shareholders of record of not less than 10% of the Fund's outstanding shares.

                         THE VALUE LINE FAMILY OF FUNDS
-------------------------------------------

1950--THE VALUE LINE FUND seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952--THE VALUE LINE INCOME FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956--THE VALUE LINE SPECIAL SITUATIONS FUND seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations". No consideration is given to achieving current income.

1972--VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979--THE VALUE LINE CASH FUND, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981--VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its net assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983--VALUE LINE CENTURION FUND* seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance.

1984--THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985--VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by The Value Line Convertible Ranking System.

1986--VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income by investing in high-yielding, low-rated, fixed-income corporate securities.

1987--VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal individual income taxes while avoiding undue risk to principal.

1987--VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* invests in stocks, bonds and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times.

1993--VALUE LINE SMALL-CAP GROWTH FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the correct asset mix.

1995--VALUE LINE U.S. MULTINATIONAL COMPANY FUND'S investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

1998--VALUE LINE HEDGED OPPORTUNITY FUND seeks capital appreciation utilizing an aggressive investment strategy that will employ leverage. It will seek to hedge exposure of its portfolio securities to broad stock market movements through the use of options, futures contracts and short sales in order to achieve a market neutral position.

------------------------

* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

  FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 E. 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818, 24
  HOURS A DAY, 7 DAYS A WEEK. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

INVESTMENT ADVISER
Value Line, Inc.
220 East 42nd Street
New York, NY 10017-5891

DISTRIBUTOR
Value Line Securities, Inc.
220 East 42nd Street
New York, NY 10017-5891

SHAREHOLDER SERVICING AGENT
State Street Bank and Trust Company
c/o NFDS
P.O. Box 419729
Kansas City, MO 64141-6729

CUSTODIAN & TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Peter D. Lowenstein, Esq.
Two Greenwich Plaza, Suite 100
Greenwich, CT 06830

                               TABLE OF CONTENTS

                                          PAGE
                                          ----
Summary of Fund Expenses................    2
Investment Objective and Policies.......    3
Risk Factors............................    6
Investment Restrictions.................    6
Management of the Fund..................    6
Calculation of Net Asset Value..........    7
How to Buy Shares.......................    7
Dividends, Distributions and Taxes......    8
Performance Information.................    9
How to Redeem Shares....................    9
Service and Distribution Plan...........   10
Investor Services.......................   10
Additional Information..................   11

-------------------------------------------
                                   PROSPECTUS
-------------------

                                           , 1998

                                   VALUE LINE
                                     HEDGED
                                  OPPORTUNITY
                                   FUND, INC.

                                 (800) 223-0818

                                     [LOGO]

                    VALUE LINE HEDGED OPPORTUNITY FUND, INC.

              220 East 42nd Street, New York, New York 10017-5891
                        1-800-223-0818 or 1-800-243-2729
                               www.valueline.com

--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
                                         , 1998
-------------------------------------------------------------------------------

    This Statement of Additional Information is not a prospectus and must be read in conjunction with the Prospectus of Value Line Hedged Opportunity Fund,
Inc. (the "Fund") dated        , 1998, a copy of which may be obtained without
charge by writing or telephoning the Fund.

                                 --------------

                               TABLE OF CONTENTS

                                                                                        PAGE
                                                                                      ---------
Investment Objective and Policies...................................................       B-2
Other Investment Strategies.........................................................       B-2
Investment Restrictions.............................................................       B-4
Directors and Officers..............................................................       B-5
The Adviser.........................................................................       B-6
Brokerage Arrangements..............................................................       B-7
How to Buy Shares...................................................................       B-8
How to Redeem Shares................................................................       B-9
Service and Distribution Plan.......................................................       B-9
Taxes...............................................................................       B-9
Performance Data....................................................................       B-11
Additional Information..............................................................       B-11
Financial Statements................................................................       B-12

The Fund's investment adviser is Value Line, Inc. (the "Adviser").

                       INVESTMENT OBJECTIVE AND POLICIES
    (SEE ALSO "INVESTMENT OBJECTIVE AND POLICIES" IN THE FUND'S PROSPECTUS)

    The Fund will not concentrate its investments in any particular industry but reserves the right to invest up to 25% of its total assets (taken at market value) in any one industry. The Fund does not invest for the purposes of management or control of companies whose securities the Fund owns.

                          OTHER INVESTMENT STRATEGIES
    (SEE ALSO "INVESTMENT OBJECTIVES AND POLICIES" IN THE FUND'S PROSPECTUS)

    The Fund may trade in stock index futures contracts and in options on such contracts. Such contracts will be entered into on exchanges designated by the Commodity Futures Trading Commission ("CFTC"). These transactions may be entered into for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of portfolio securities the Fund owns or intends to purchase.

    A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the contract is entered into. There can be no assurance of the Fund's successful use of stock index futures as a hedging device.

    The contractual obligation is satisfied by either a cash settlement or by entering into an opposite and offsetting transaction on the same exchange prior to the delivery date. Entering into a futures contract to deliver the index underlying the contract is referred to as entering into a short futures contract. Entering into a futures contract to take delivery of the index is referred to as entering into a long futures contract. An offsetting transaction for a short futures contract is effected by the Fund entering into a long futures contract for the same date, time and place. If the price of the short contract exceeds the price in the offsetting long, the Fund is immediately paid the difference and thus realizes a gain. If the price of the long transaction exceeds the short price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a long futures contract is effected by the Fund entering into a short futures contract. If the offsetting short price exceeds the long price, the Fund realizes a gain, and if the offsetting short price is less than the long price, the Fund realizes a loss.

    No consideration will be paid or received by the Fund upon entering into a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount. This amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit of the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market."

    The Fund may also purchase put and call options on stock index futures contracts on commodity exchanges or write covered options on such contracts. A call option gives the purchaser the right to buy, and the writer the obligation to sell, while a put option gives the purchaser the right to sell and the writer the obligation to buy. Unlike a stock index futures contract, which requires the parties to buy and sell the stock index on a set date, an option on a stock index futures contract entitles its holder to decide on or before a future date whether to enter into such a futures contract. If the holder decides not to enter into the contract, the premium paid for the option is lost. Since the value of the option is fixed at the point of sale, the purchase of an option does not require daily payments of cash in the nature of "variation" or "maintenance" margin payments or reflect the change in the value of the underlying contract. The value of the option purchased by the Fund does change and is reflected in the net asset value of the Fund. The writer of an option, however, must make margin payments on the underlying futures contract. Exchanges provide trading mechanisms so that an option once purchased can later be sold and an option once written can later be liquidated by an offsetting purchase.

    Successful use of stock index futures by the Fund also is subject to the Adviser's ability to predict correctly movements in the direction of the market. If the Adviser's judgment about the several directions of the market is wrong, the Fund's overall performance may be worse than if no such contracts had been entered into. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of its stock which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so. When stock index futures are purchased to hedge against a possible increase in the price of stocks before the Fund is able to invest its cash (or cash equivalents) in stocks in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in stocks at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

    Use of options on stock index futures entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase these options unless its investment adviser is satisfied with the development, depth and liquidity of the market and the investment adviser believes the options can be closed out.

    Options and futures contracts entered into by the Fund will be subject to special tax rules. These rules may accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. As a result, these rules could affect the amount, timing and character of Fund distributions. However, the Fund anticipates that these investment activities will not prevent the Fund from qualifying as a regulated investment company.

                            INVESTMENT RESTRICTIONS

    The following policies and investment restrictions are, unless otherwise indicated, fundamental policies of the Fund and, under the Investment Company Act of 1940, as amended (the "1940 Act") may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, a "majority of the outstanding voting securities of the Fund" means the lesser of (1) the holders of more than 50% of the outstanding shares of capital stock of the Fund or (2) 67% of the shares present if more than 50% of the shares are present at a meeting in person or by proxy. The Fund may not:

         (1) Engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws.

         (2) Issue senior securities to the extent such issuance would violate applicable law.

         (3) Invest in real estate or interest in real estate although the Fund may purchase marketable securities of issuers which engage in real estate operations and of real estate investment trusts.

         (4) Invest in commodities or commodity contracts, except that the Fund may invest in stock index and other financial futures contracts and options thereon.

         (5) With respect to 75% of its total assets, invest in the securities of any one issuer if immediately thereafter more than 5% of the value of its total assets would be invested in such issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         (6) Invest more than 25% of its total assets in securities of issuers in any one industry.

         (7) Make loans to other persons except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities.

            It is contrary to the present policy of the Fund, which may be changed by the Board of Directors of the Fund without shareholder approval, to:

         (8) Make short sales of securities or maintain a short position if, when added together, more than 100% of the value of a Fund's net assets would be (i) deposited as collateral for the obligation to replace short sales, and (ii) allocated to segregated accounts in connection with short sales. Short sales against-the-box are not subject to this limitation.

         (9) Purchase or sell any call options, except that the Fund may sell covered call option contracts on securities owned by the Fund. The Fund may also purchase call options for the purpose of terminating its outstanding obligations with respect to securities upon which covered call option contracts have been written (i.e., "closing purchase transactions"). The Fund may also purchase and sell call options on stock index futures contracts or write covered options on such contracts.

        (10) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

        (11) Purchase restricted or "illiquid" securities, including repurchase agreements maturing in more than seven days, if as a result, more than 15% of the Fund's net assets would then be invested in such securities (excluding securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933).

        (12) Participate on a joint or joint and several basis in any trading account in securities, except that this prohibition will not apply to futures contracts or options on futures contracts entered into by the Fund for permissible purposes or to margin payments made in connection with such contracts.

        (13) Purchase securities of other registered investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended, in mergers or other business combinations.

        (14) Purchase securities for the purpose of exercising control over another company.

    If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction. For purposes of industry classifications, the Fund follows the industry classifications in The Value Line Investment Survey.

                             DIRECTORS AND OFFICERS

NAME, ADDRESS AND AGE              POSITION WITH FUND            PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
---------------------------------  ----------------------  -----------------------------------------------------
*Jean Bernhard Buttner             Chairman of the Board   Chairman, President and Chief Executive Officer of
 Age 63                            of Directors and        the Adviser and Value Line Publishing, Inc. Chairman
                                   President               and President of the Value Line Funds and Value Line
                                                           Securities, Inc.
Francis C. Oakley                  Director                Professor of History, Williams College, 1961 to
54 Scott Hill Road                                         present and President Emeritus since 1994; President
Williamstown, MA 01267                                     of Williams College, 1985-1993; Director, Berkshire
Age 66                                                     Life Insurance Company
Marion N. Ruth                     Director                Real Estate Executive; President, Ruth Realty (real
5 Outrider Road                                            estate broker).
Rolling Hills, CA 90274
Age 63
Frances T. Newton                  Director                Computer Programming Professional, Duke Power
4921 Buckingham Drive                                      Company.
Charlotte, NC 28209
Age 56
Stephen Grant                      Vice President          Portfolio Manager with the Adviser.
Age 44
Steven M. Yeary                    Vice President          Portfolio Manager with the Adviser since 1995;
Age 43                                                     Securities Analyst with the Adviser since 1993.

NAME, ADDRESS AND AGE              POSITION WITH FUND            PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
---------------------------------  ----------------------  -----------------------------------------------------
David T. Henigson                  Vice President,         Compliance Officer and since 1992, Vice President and
Age 40                             Secretary and           Director of the Adviser. Director and Vice President
                                   Treasurer               of the Distributor.

------------------------
* "Interested" director as defined in the Investment Company Act of 1940 (the "1940 Act").
Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY.

    Directors and certain officers of the Fund are also directors and officers of other investment companies for which the Adviser acts as investment adviser. The following table sets forth information regarding compensation of Directors by the Fund and by the Fund and the three other Value Line Funds of which each
of the Directors is a director for the fiscal year ended         , 1998.
Directors who are officers or employees of the Adviser do not receive any compensation from the Fund or any of the Value Line Funds.

                               COMPENSATION TABLE
                        FISCAL YEAR ENDED         , 1998

                                                                                                         TOTAL
                                                                  PENSION OR           ESTIMATED      COMPENSATION
                                                                  RETIREMENT            ANNUAL         FROM FUND
                                               AGGREGATE           BENEFITS            BENEFITS         AND FUND
                                              COMPENSATION      ACCRUED AS PART          UPON           COMPLEX
NAME OF PERSON                                 FROM FUND       OF FUND EXPENSES       RETIREMENT       (4 FUNDS)
-------------------------------------------  --------------  ---------------------  ---------------  --------------
Jean B. Buttner                                $      -0-                N/A                 N/A       $      -0-
Francis C. Oakley                                     -0-                N/A                 N/A           20,000
Marion N. Ruth                                        -0-                N/A                 N/A           20,000
Frances T. Newton                                     -0-                N/A                 N/A           20,000

    As of the date of this Statement of Additional Information, the Adviser owned 100% of the Fund's outstanding shares.

                                  THE ADVISER
          (SEE ALSO "MANAGEMENT OF THE FUND" IN THE FUND'S PROSPECTUS)

    The investment advisory agreement between the Fund and the Adviser dated
            , 1998 provides for an advisory fee at an annual rate of 0.75% of the Fund's average daily net assets during the year. The investment advisory agreement provides that the Adviser shall render investment advisory and other services to the Fund including, at its expense, all administrative services, office space and the services of all officers and employees of the Fund. The Fund pays all other expenses not assumed by the Adviser including taxes, interest, brokerage commissions, insurance premiums, fees and expenses of the custodian and shareholder servicing agent, legal, audit and Fund accounting expenses, fees and expenses in connection with qualification under federal and state securities laws and costs of shareholder reports and proxy materials. The Fund has agreed that it will use the words "Value Line" in its name only so long as Value Line, Inc. serves as investment adviser to the Fund.

    The Adviser acts as investment adviser to 15 other investment companies constituting The Value Line Family of Funds and furnishes investment advisory services to private and institutional accounts with combined assets in excess of $5 billion.

    Certain of the Adviser's clients may have investment objectives similar to the Fund and certain investments may be appropriate for the Fund and for other clients advised by the Adviser. From time to time, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all such clients. In addition, a particular security may be bought for one or more clients when one or more other clients are selling such security, or purchases or sales of the same security may be made for two or more clients at the same time. In such event, such transactions, to the extent practicable, will be averaged as to price and allocated as to amount in proportion to the amount of each order. In some cases, this procedure could have a detrimental effect on the price or amount of the securities purchased or sold by the Fund. In other cases, however, it is believed that the ability of the Fund to participate, to the extent permitted by law, in volume transactions will produce better results for the Fund.

    The Fund does not purchase or sell a security based solely on information contained in any of the Value Line publications. The Adviser and/or its affiliates, officers, directors and employees may from time to time own securities which are also held in the portfolio of the Fund. The Adviser has imposed rules upon itself and such persons requiring monthly reports of security transactions for their respective accounts and restricting trading in various types of securities in order to avoid possible conflicts of interest. The Adviser may from time to time, directly or through affiliates, enter into agreements to furnish for compensation special research or financial services to companies, including services in connection with acquisitions, mergers or financings. In the event that such agreements are in effect with respect to issuers of securities held in the portfolio of the Fund, specific reference to such agreements will be made in the "Schedule of Investments" in shareholder reports of the Fund. As of the date of this Statement of Additional Information, no such agreements exist.

                             BROKERAGE ARRANGEMENTS
          (SEE ALSO "MANAGEMENT OF THE FUND" IN THE FUND'S PROSPECTUS)

    Orders for the purchase and sale of portfolio securities are placed with brokers and dealers who, in the judgment of the Adviser, are able to execute them as expeditiously as possible and at the best obtainable price. Purchases and sales of securities which are not listed or traded on a securities exchange will ordinarily be executed with primary market makers acting as principal, except when it is determined that better prices and executions may otherwise be obtained. The Adviser is also authorized to place purchase or sale orders with brokers or dealers who may charge a commission in excess of that charged by other brokers or dealers if the amount of the commission charged is reasonable in relation to the value of the brokerage and research services provided. Such services may include but are not limited to information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; and appraisals or evaluations of portfolio securities. Such allocation will be in such amounts and in such proportions as the Adviser may determine. Orders may also be placed with brokers or dealers who sell shares of the Fund or other funds for which the Adviser acts as investment adviser, but this fact, or the volume of such sales, is not a consideration in their selection. A portion of the Fund's brokerage commissions may be paid to Value Line Securities, Inc., the Fund's distributor and a subsidiary of the Adviser. Value Line Securities, Inc. clears transactions for the Fund through unaffiliated broker-dealers.

    The Board of Directors has adopted procedures incorporating the standards of Rule 17e-1 under the 1940 Act which requires that the commissions paid to Value Line Securities, Inc. or any other "affiliated person" be "reasonable and fair" compared to the commissions paid to other brokers in connection with comparable transactions. The procedures require that the Adviser furnish reports to the Directors with respect to the payment of commissions to affiliated brokers and maintain records with respect thereto.

    PORTFOLIO TURNOVER. It is expected that the Fund's annual portfolio turnover rate will exceed 100%. A rate of portfolio turnover of 100% would occur if all of the Fund's portfolio were replaced in a period of one year. To the extent that the Fund engages in short-term trading in attempting to achieve its objective, it may increase portfolio turnover and incur higher brokerage commissions and other expenses than might otherwise be the case. Portfolio turnover is not a limiting factor with respect to investment decisions.

                               HOW TO BUY SHARES
        (SEE ALSO "CALCULATION OF NET ASSET VALUE", "HOW TO BUY SHARES", "SERVICE AND DISTRIBUTION PLAN" AND "INVESTOR SERVICES" IN THE FUND'S
                                  PROSPECTUS)

    Minimum orders are $1,000 for an initial purchase and $100 for each subsequent purchase. The Fund reserves the right to reduce or waive the minimum purchase requirements in certain situations.

    The Fund has entered into a distribution agreement with Value Line Securities, Inc. (the "Distributor") pursuant to which the Distributor acts as principal underwriter and distributor of the Fund for the sale and distribution of its shares. The Distributor is a wholly-owned subsidiary of the Adviser. For its services under the agreement, the Distributor is not entitled to receive any compensation. However, see "Service and Distribution Plan" for certain payments to the Distributor. The Distributor also serves as distributor to the other Value Line funds.

    AUTOMATIC PURCHASES. The Fund offers a free service to its shareholders, Valu-Matic, through which monthly investments of $25 or more may be made automatically into the shareholder's Fund account. The required form to enroll in this program is available upon request from the Distributor.

    RETIREMENT PLANS. Shares of the Fund may be purchased as the investment medium for various tax-sheltered retirement plans. Upon request, the Distributor will provide information regarding eligibility and permissible contributions. Because a retirement plan is designed to provide benefits in future years, it is important that the investment objectives of the Fund be consistent with the participant's retirement objectives. Premature withdrawals from a retirement plan may result in adverse tax consequences. For more complete information, contact the Distributor at 1-800-223-0818 during New York business hours.

                              HOW TO REDEEM SHARES
     (SEE ALSO "HOW TO REDEEM SHARES" AND "INVESTOR SERVICES" IN THE FUND'S
                                  PROSPECTUS)

    The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by the Fund under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or
(b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practical, or (b) it is not reasonably practical for the Fund to determine the fair value of its net assets;
(3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

    The value of shares of the Fund on redemption may be more or less than the shareholder's cost, depending upon the market value of the Fund's assets at the time. Shareholders should note that if a loss has been realized on the sale of shares of the Fund, the loss may be disallowed for tax purposes if shares of the same Fund are purchased within (before or after) 30 days of the sale.

    It is possible that conditions may exist in the future which would, in the opinion of the Board of Directors, make it undesirable for the Fund to pay for redemptions in cash. In such cases the Board may authorize payment to be made in portfolio securities or other property of the Fund. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities may incur brokerage costs on their sales.

                         SERVICE AND DISTRIBUTION PLAN
      (SEE ALSO "SERVICE AND DISTRIBUTION PLAN" IN THE FUND'S PROSPECTUS)

    The Service and Distribution Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, provides for the payment of certain expenses incurred by Value Line Securities, Inc. in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets.

                                     TAXES
      (SEE "DIVIDENDS, DISTRIBUTIONS AND TAXES" IN THE FUND'S PROSPECTUS)

    The Fund intends to qualify as a regulated investment company under the United States Internal Revenue Code (the "Code"). By so qualifying, the Fund is not subject to federal income tax on its net investment income or net realized capital gains which are distributed to shareholders (whether or not reinvested in additional Fund shares).

    Distributions of investment income and of the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income (whether or not reinvested in additional Fund shares). Distributions of the excess of net long-term capital gain over net short-term capital loss (net capital gains) are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders and regardless of whether the distribution is received in cash or in additional shares of the Fund. It is expected that dividends from domestic corporations will constitute most of the Fund's gross income and that a substantial portion of the dividends paid by the Fund will qualify for the dividends-received deduction for corporate investors. Upon request, the Fund will advise investors of the amount of dividends which so qualify.

    The Code requires each regulated investment company to pay a nondeductible 4% excise tax to the extent the company does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. The Fund anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax.

    Options and futures contracts entered into by the Fund will be subject to special tax rules. These rules may accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. As a result, these rules could affect the amount, timing and character of Fund distributions.

    A distribution by the Fund will result in a reduction in the Fund's net asset value per share. Such a distribution is taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a return of a portion of the shareholder's investment. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a return of a portion of their investment upon the distribution which nevertheless is taxable to them. All distributions, whether received in cash or reinvested in shares, must be reported by each shareholder on his or her federal income tax return. Under the Code, dividends declared by the Fund in October, November and December of any calendar year, and payable to shareholders of record in such a month, shall be deemed to have been received by the shareholder on December 31 of such calendar year if such dividend is actually paid in January of the following calendar year.

    A shareholder may realize a capital gain or capital loss on the sale or redemption of shares of the Fund. The tax consequences of a sale or redemption depend upon several factors, including the shareholder's tax basis in the shares sold or redeemed and the length of time the shares have been held. Basis in the shares may be the actual cost of those shares (net asset value of Fund shares on purchase or reinvestment date), or under special rules, an average cost. Under certain circumstances, a loss on the sale or redemption of shares held for six months or less may be treated as a long-term capital loss to the extent that the Fund has distributed long-term capital gain dividends on such shares. Moreover, a loss on sale or redemption of Fund shares will be disallowed to the extent the shareholder purchases other shares of the Fund within 30 days before or after the date the shares are sold or redeemed.

    For shareholders who fail to furnish to the Fund their social security or taxpayer identification numbers and certain related information, or who fail to certify that they are not subject to backup withholding, dividends, distributions of capital gains and redemption proceeds paid by the Fund will be subject to a 31% Federal income tax withholding requirement. If the withholding provisions are applicable, any dividends or capital gains distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld.

    The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents, domestic corporations and partnerships, and certain trusts and estates) and is not intended to be a complete discussion of all federal tax consequences. Shareholders are advised to consult with their tax advisers concerning the application of federal, state and local tax laws to an investment in the Fund.

                                PERFORMANCE DATA

    From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return or other performance data on the Fund will be accompanied by information on the Fund's average annual total return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate annual total return information over different periods of time.

    The Fund's average annual total return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                 P(1 + T) = ERV

Where:     P          =          a hypothetical initial purchase order of $1,000
           T          =          average annual total return
           n          =          number of years
           ERV        =          ending redeemable value of the hypothetical $1,000 purchase at the end of the period.

                             ADDITIONAL INFORMATION

EXPERTS

    The financial statement of the Fund as of             , 1998, included in
this Statement of Additional Information has been so included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing.

CUSTODIAN

    The Fund employs State Street Bank and Trust Company, Boston, MA as custodian for the Fund. The custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments. The custodian does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell.

                              FINANCIAL STATEMENTS

                    VALUE LINE HEDGED OPPORTUNITY FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                           , 1998

                                         ASSETS
Cash.........................................................................  $ 100,000
Deferred Organization Costs..................................................     70,000
                                                                               ---------
Total Assets.................................................................    170,000
                                      LIABILITIES
Deferred Organization Costs Payable..........................................     70,000
                                                                               ---------
Net Assets...................................................................  $ 100,000
                                                                               ---------
                                                                               ---------
Shares of $.01 par value Common Stock (authorized 50,000,000 shares)
 Shares issued and outstanding...............................................     10,000
                                                                               ---------
Net Asset Value Per Share....................................................     $10.00
                                                                               ---------
                                                                               ---------

NOTES TO STATEMENT OF ASSETS AND LIABILITIES
NOTE 1 -- ORGANIZATION

    Value Line Hedged Opportunity Fund, Inc. (the "Fund") was formed as a corporation under the laws of the State of Maryland on January 2, 1998, and is registered as an open-end management investment company with the Securities and Exchange Commission. The Fund has had no significant transactions other than the issuance of an aggregate of 10,000 shares of common stock for $100,000 to Value Line, Inc., representing the initial capital of the Fund, and those transactions relating to organizational matters.

    Costs incurred in connection with the Fund's organization and initial registration, estimated to be $70,000, will be amortized over a period not exceeding sixty months beginning at the commencement of operations of the Fund. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the five-year amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized deferred organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

NOTE 2 -- INVESTMENT ADVISORY AGREEMENT

    The Fund has executed an Investment Advisory Agreement with Value Line, Inc. The compensation to be paid to the Investment Adviser is as set forth under "The Adviser" in this Statement of Additional Information.

NOTE 3 -- SERVICE AND DISTRIBUTION PLAN

    The Fund has adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. The compensation payable to the Distributor is set forth under "Service and Distribution Plan" in this Statement of Additional Information.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDER AND BOARD OF DIRECTORS
 OF VALUE LINE HEDGED OPPORTUNITY FUND, INC.

    In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Value Line
Hedged Opportunity Fund, Inc. (the "Fund") at             , 1998, in conformity
with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

Price Waterhouse LLP

1177 Avenue of the Americas
New York, New York
            , 1998

                    VALUE LINE HEDGED OPPORTUNITY FUND, INC.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

       a.  Financial Statements
           To be supplied by amendment.
       b.  Exhibits
                  1.  Articles of Incorporation filed January 2, 1998           --Exhibit 1
                  2.  By-Laws.                                                  --Exhibit 2
                  3.  Not applicable.
                  4.  Proposed Form of specimen stock certificate.              --Exhibit 4*
                  5.  Proposed Form of Investment Advisory Agreement between    --Exhibit 5
                       the Registrant and Value Line, Inc.
                  6.  Proposed Form of Distribution Agreement between the       --Exhibit 6
                       Registrant and Value Line Securities, Inc.
                  7.  Not applicable
                  8.  Proposed Form of Custodian Agreement between the          --Exhibit 8*
                       Registrant and State Street Bank & Trust Company.
                  9.  Proposed Form of Transfer Agency Agreement between the    --Exhibit 9*
                       Registrant and State Street Bank & Trust Company.
                 10.  Opinion of Counsel.                                       --Exhibit
                                                                                10*
                 11.  Not applicable.
                 12.  Not applicable.
                 13.  Form of Investment Letter from Value Line, Inc. to the    --Exhibit
                       Registrant.                                              13*
                 14.  Model Retirement Plan.                                    --Exhibit
                                                                                14*
                 15.  Service and Distribution Plan.                            --Exhibit 15
                 16.  Not applicable.

------------------------

*To be filed by Amendment.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

    The Registrant is not controlled directly or indirectly by any person. Information with respect to the Registrant's investment adviser is set forth under the caption "The Adviser" in the Statement of Additional Information forming Part B of the Registration Statement.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

    As of the date hereof, Value Line, Inc. owned all of the outstanding shares of common stock of the Registrant.

ITEM 27.  INDEMNIFICATION.

    Article VIII of Registrant's Articles of Incorporation is as follows:

                                  ARTICLE VIII
                         LIABILITY AND INDEMNIFICATION

    (1) To the full extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for money damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not that person is a director or officer at the time of any proceeding in which liability is asserted.

    (2) The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the full extent that indemnification of directors and advancement of expenses is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and may do so to such further extent as is consistent with law. The Board of Directors may by By-law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the full extent permitted by the Maryland General Corporation Law.

    (3) No provision of this Article EIGHTH shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

    (4) Reference to the Maryland General Corporation law in this Article EIGHTH are to that law as from time to time amended. No amendment to the Charter of the Corporation shall affect any right of any person under this Article EIGHTH based on any event, omission or proceeding prior to the amendment.

    Article V of the Registrant Bylaws is as follows:

                                   ARTICLE V
                         INDEMNIFICATION AND INSURANCE

    SECTION 1. INDEMNIFICATION OF DIRECTORS AND OFFICERS. Any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of the Corporation, or is or was serving while a director or officer of the Corporation at the request of the Corporation as a director, officer, partner, trustee employee, agent or fiduciary of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys' fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the Investment Company Act of 1940, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"),

    SECTION 2. ADVANCES. Any current or former director or officer of the Corporation claiming indemnification within the scope of this Article V shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the Investment Company Act of 1940, as such statutes are now or hereafter in force; provided, however, that the person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking to repay any such advance unless it is ultimately determined that he is entitled to indemnification, and provided further that at least one of the following additional conditions, is met: (1) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking; (2) the Corporation is insured against losses arising by reason of the advance; or (3) a majority of a quorum of directors of the Corporation who are neither "interest persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding ("disinterested non-party directors"), or independent legal counsel, in a written opinion, shall determine, based on a review of facts readily available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

    SECTION 3. PROCEDURE. At the request of any current or former director or officer, or any employee or agent whom the Corporation proposes to indemnify, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, the Securities Act of 1933 and the Investment Company Act of 1940, as such statutes are now or hereafter in force, whether the standards required by this Article V have been met; provided, however, that indemnification shall be made only following: (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of disinterested non-party directors or (b) an independent legal counsel in a written opinion.

    SECTION 4. INDEMNIFICATION OF EMPLOYEES AND AGENTS. Employees and agents who are not officers or directors of the Corporation may be indemnified, and reasonable expenses may be advanced to such employees or agents, in accordance with the procedures set forth in this Article V to the extent permissible under the Investment Company Act of 1940, the Securities Act of 1933 and the Maryland General Corporation Law, as such statutes are now or hereafter in force, and to such further extent, consistent with the foregoing, as may be provided by action of the Board of Directors or by contract.

    SECTION 5. OTHER RIGHTS. The indemnification provided by this Article V shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of stockholders or disinterested directors or otherwise, both as to action by a director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

ITEM 28.  BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISER.

    Value Line, Inc., Registrant's investment adviser, acts as investment adviser for a number of individuals, trusts, corporations and institutions, in addition to the registered investment companies in the Value Line Family of Funds listed in Item 29.

                                        POSITION WITH
            NAME                         THE ADVISER                              OTHER EMPLOYMENT
----------------------------  ----------------------------------  ------------------------------------------------
Jean Bernhard Buttner         Chairman of the Board, President,   Chairman of the Board and Chief Executive
                              and Chief Executive Officer         Officer of Arnold Bernhard & Co., Inc.; Chairman
                                                                  of each of the Value Line Funds and the
                                                                  Distributor
Samuel Eisenstadt             Senior Vice President and Director

David T. Henigson             Vice President, Treasurer and       Vice President and a Director of Arnold Bernhard
                              Director                            & Co., Inc. and the Distributor

Howard A. Brecher             Vice President, Secretary and       Secretary and Treasurer of Arnold Bernhard &
                              Director                            Co., Inc.

Harold Bernard, Jr.           Director                            Retired Administrative Law Judge

William S. Kanaga             Director                            Retired Chairman of Arthur Young (now Ernst &
                                                                  Young)

W. Scott Thomas               Director                            Partner, Brobeck, Phleger & Harrison, attorneys

ITEM 29.  PRINCIPAL UNDERWRITERS.

    (a) Value Line Securities, Inc., acts as principal underwriter for the following Value Line funds, including the Registrant: The Value Line Fund, Inc.; The Value Line Income Fund, Inc.; The Value Line Special Situations Fund, Inc.; Value Line Leverage Growth Investors, Inc.; The Value Line Cash Fund, Inc.; Value Line U.S. Government Securities Fund, Inc.; Value Line Centurion Fund, Inc.; The Value Line Tax Exempt Fund, Inc.; Value Line Convertible Fund, Inc.; Value Line Aggressive Income Trust; Value Line New York Tax Exempt Trust; Value Line Strategic Asset Management Trust; Value Line Small-Cap Growth Fund, Inc.; Value Line Asset Allocation Fund, Inc.; Value Line U.S. Multinational Company Fund, Inc.

    (b)

                                       (2)
                                   POSITION AND                    (3)
           (1)                       OFFICES                   POSITION AND
    NAME AND PRINCIPAL           WITH VALUE LINE               OFFICES WITH
     BUSINESS ADDRESS            SECURITIES, INC.               REGISTRANT
--------------------------  --------------------------  --------------------------
Jean Bernhard Buttner       Chairman of the Board       Chairman of the Board and
                                                        President

David T. Henigson           Vice President, Secretary,  Vice President, Secretary
                            Treasurer and Director      and Treasurer

Stephen LaRosa              Asst. Vice President        Asst. Treasurer

The business address of each of the officers and directors is 220 East 42nd
Street, New York, NY 10017-5891.

    (c) Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

    Value Line, Inc.
    220 East 42nd Street
    New York, NY 10017
    For records pursuant to:
    Rule 31a-1(b)(4),(5),(6),(7),(10),(11)
    Rule 31a-1(f)
    State Street Bank and Trust Company
    c/o NFDS
    P.O. Box 419729
    Kansas City, MO 64141
    For records pursuant to Rule 31a-1(b)(2)(iv)
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, MA 02110
    For all other records

ITEM 31.  MANAGEMENT SERVICES.

    None.

ITEM 32.  UNDERTAKINGS.

    Registrant undertakes to file a post-effective amendment including financial statements which need not be certified, within six months from the effective date of this Registration Statement.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, the 14th day of January, 1998.

                                  VALUE LINE HEDGED OPPORTUNITY

                                  By            /s/ DAVID T. HENIGSON
                                  ..............................................

                                        DAVID T. HENIGSON, VICE PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                      SIGNATURES                                    TITLE                      DATE
------------------------------------------------------  -----------------------------  --------------------
                /s/ DAVID T. HENIGSON                   Chairman of the Board;           January 14, 1998
 .....................................................    President; Principal
                  DAVID T. HENIGSON                       Executive Officer
                  /s/ STEPHEN LAROSA                    Treasurer; Principal             January 14, 1998
 .....................................................    Financial and Accounting
                    STEPHEN LAROSA                        Officer